Fair Value Measurements (Details) - Schedule of Fair Value Measurement of FPA - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement of FPA [Abstract]
Risk-free interest rate	4.60%
Stock price (in Dollars per share)	$ 0.55	$ 18
Expected life	2 years 4 months 24 days
Expected volatility of underlying stock	100.00%
Dividends	0.00%